AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2022
	Shares	Value
Common Stocks - 96.7%
Communication Services - 7.1%
Auto Trader Group PLC (United Kingdom)[1]	1,304,140	$7,395,868
Future PLC (United Kingdom)	264,800	3,828,187
Internet Initiative Japan, Inc. (Japan)	533,000	8,158,211
IPSOS (France)	111,620	4,988,203
Kadokawa Corp. (Japan)	281,500	5,161,282
Metropole Television, S.A. (France)	210,700	2,543,747
Nordic Entertainment Group AB, Class B (Sweden)*	241,604	4,693,532

Total Communication Services		36,769,030
Consumer Discretionary - 6.7%
Afya, Ltd., Class A (Brazil)*	391,000	5,301,960
CIE Automotive, S.A. (Spain)[2]	199,378	4,128,440
Dalata Hotel Group PLC (Ireland)*	1,609,721	4,449,336
Games Workshop Group PLC (United Kingdom)	85,300	5,454,394
K Car Co., Ltd. (South Korea)	247,400	2,341,303
momo.com, Inc. (Taiwan)	207,144	3,456,838
Shoei Co., Ltd. (Japan)	109,600	3,976,132
Spin Master Corp. (Canada)[1]	185,600	5,585,400

Total Consumer Discretionary		34,693,803
Consumer Staples - 7.8%
Kobe Bussan Co., Ltd. (Japan)	490,898	11,809,677
Sugi Holdings Co., Ltd. (Japan)	157,197	6,312,722
Tate & Lyle PLC (United Kingdom)	1,486,814	11,210,320
Viscofan, S.A. (Spain)	196,000	10,714,520

Total Consumer Staples		40,047,239
Energy - 6.0%
Friedrich Vorwerk Group SE (Germany)	36,100	633,542
Gaztransport Et Technigaz, S.A. (France)	97,100	10,706,576
Pason Systems, Inc. (Canada)	417,500	3,995,620
Technip Energies, N.V. (France)	785,200	8,898,486
TGS ASA (Norway)	539,000	6,587,848

Total Energy		30,822,072
Financials - 12.9%
FinecoBank Banca Fineco S.P.A. (Italy)	530,313	6,549,629
Nordnet AB publ (Sweden)	432,987	4,902,948
Patria Investments, Ltd., Class A (Cayman Islands)	426,000	5,559,300
St James's Place PLC (United Kingdom)	418,441	4,765,287
Steadfast Group, Ltd. (Australia)	5,443,083	16,184,778
Tamburi Investment Partners S.P.A. (Italy)[2]	237,515	1,522,643
Topdanmark AS (Denmark)	355,811	16,668,454
	Shares	Value

Zenkoku Hosho Co., Ltd. (Japan)	306,809	$10,204,381

Total Financials		66,357,420
Health Care - 5.3%
ALK-Abello A/S (Denmark)*	394,900	6,223,536
Amplifon S.P.A. (Italy)[2]	96,195	2,506,292
As One Corp. (Japan)	96,400	3,981,310
BML, Inc. (Japan)	166,800	3,765,103
Siegfried Holding AG (Switzerland)	14,600	10,794,676

Total Health Care		27,270,917
Industrials - 34.3%
AG Growth International, Inc. (Canada)	147,600	3,440,634
APM Human Services International, Ltd. (Australia)	3,524,700	7,619,765
Arcadis, N.V. (Netherlands)	269,400	8,767,976
BayCurrent Consulting, Inc. (Japan)	12,500	3,242,918
Befesa, S.A. (Luxembourg)[1]	116,261	3,528,215
Bodycote PLC (United Kingdom)	1,002,139	5,205,301
Cleanaway Waste Management, Ltd. (Australia)	3,397,500	5,923,064
Daiseki Co., Ltd. (Japan)	272,220	8,345,011
Diploma PLC (United Kingdom)	258,000	6,629,411
Downer EDI, Ltd. (Australia)	1,603,800	4,691,126
Fuji Corp. (Japan)	398,700	5,217,571
Grafton Group PLC (Ireland)	489,900	3,636,652
HomeServe PLC (United Kingdom)	964,100	12,702,760
Howden Joinery Group PLC (United Kingdom)	623,563	3,483,561
Interpump Group S.P.A. (Italy)[2]	98,357	3,181,064
IPH, Ltd. (Australia)	1,985,140	12,079,174
Meitec Corp. (Japan)	498,900	7,893,706
Nabtesco Corp. (Japan)	326,900	6,687,240
Nexans, S.A. (France)	135,600	12,070,853
Organo Corp. (Japan)	410,000	5,793,642
RADA Electronic Industries, Ltd. (Israel)*	316,300	3,045,969
Rotork PLC (United Kingdom)	2,776,800	7,206,418
RS Group PLC (United Kingdom)	752,751	8,035,531
RWS Holdings PLC (United Kingdom)	1,390,700	4,968,915
Saab AB, Class B (Sweden)	400,000	12,462,739
THK Co., Ltd. (Japan)	440,100	7,598,239
Valmet OYJ (Finland)[2]	187,100	3,782,454

Total Industrials		177,239,909
Information Technology - 9.8%
Accton Technology Corp. (Taiwan)	813,900	6,942,160
Chinasoft International, Ltd. (China)	6,666,700	4,072,281
Fortnox AB (Sweden)	600,400	2,307,522

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 9.8% (continued)
Indra Sistemas, S.A. (Spain)[2]	284,700	$2,167,880
Keywords Studios PLC (Ireland)	304,971	7,779,729
Sopra Steria Group SACA (France)	44,193	5,591,185
Spirent Communications PLC (United Kingdom)	3,032,800	8,821,772
Systena Corp. (Japan)	1,860,800	5,193,863
TOTVS, S.A. (Brazil)	1,406,806	7,690,771

Total Information Technology		50,567,163
Materials - 4.8%
Asahi Holdings, Inc. (Japan)	497,200	6,983,186
Fuso Chemical Co., Ltd. (Japan)	192,500	4,139,467
Huhtamaki Oyj (Finland)[2]	317,500	10,097,415
Verallia, S.A. (France)[1]	160,400	3,606,078

Total Materials		24,826,146
Real Estate - 0.8%
Katitas Co., Ltd. (Japan)	182,052	4,053,250
Utilities - 1.2%
Nippon Gas Co., Ltd. (Japan)	453,300	6,456,114

Total Common Stocks (Cost $594,057,475)		499,103,063

	Principal Amount
Short-Term Investments - 2.9%
Joint Repurchase Agreements - 0.8%[3]
Amherst Pierpont Securities LLC, dated 09/30/22, due 10/03/22, 3.140% total to be received $1,000,262 (collateralized by various U.S. Government Agency Obligations, 0.000% - 5.000%, 03/31/23 - 11/20/69, totaling $1,020,000)	$1,000,000	1,000,000
Daiwa Capital Markets America, dated 09/30/22, due 10/03/22, 2.960% total to be received $135,299 (collateralized by various U.S. Treasuries, 0.000% - 6.125%, 12/22/22 - 08/15/51, totaling $137,971)	135,266	135,266
	Principal Amount	Value

Mirae Asset Securities USA, Inc., dated 09/30/22, due 10/03/22, 3.180% total to be received $1,000,265 (collateralized by various U.S. Government Agency Obligations, 0.400% - 7.500%, 10/15/23 - 05/15/61, totaling $1,020,270)	$1,000,000	$1,000,000
RBC Dominion Securities, Inc., dated 09/30/22, due 10/03/22, 3.040% total to be received $1,000,253 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.000%, 08/15/25 - 08/20/52, totaling $1,020,000)	1,000,000	1,000,000
Truist Securities, Inc., dated 09/30/22, due 10/03/22, 3.050% total to be received $1,000,254 (collateralized by various U.S. Treasury, 0.125%, 12/31/22, totaling $1,020,001)	1,000,000	1,000,000

Total Joint Repurchase Agreements		4,135,266

	Shares
Other Investment Companies - 2.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.75%[4]	7,496,055	7,496,055
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.75%[4]	3,568,175	3,568,175

Total Other Investment Companies		11,064,230

Total Short-Term Investments (Cost $15,199,496)		15,199,496
Total Investments - 99.6% (Cost $609,256,971)		514,302,559
Other Assets, less Liabilities - 0.4%		2,062,533
Net Assets - 100.0%		$516,365,092

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the value of these securities amounted to $20,115,561 or 3.9% of net assets.
[2]	Some of these securities, amounting to $16,877,447 or 3.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the September 30, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$16,660,819	$160,579,090	—	$177,239,909
Financials	22,227,754	44,129,666	—	66,357,420
Information Technology	7,690,771	42,876,392	—	50,567,163
Consumer Staples	—	40,047,239	—	40,047,239
Communication Services	—	36,769,030	—	36,769,030
Consumer Discretionary	10,887,360	23,806,443	—	34,693,803
Energy	3,995,620	26,826,452	—	30,822,072
Health Care	—	27,270,917	—	27,270,917
Materials	—	24,826,146	—	24,826,146
Utilities	—	6,456,114	—	6,456,114
Real Estate	—	4,053,250	—	4,053,250
Short-Term Investments
Joint Repurchase Agreements	—	4,135,266	—	4,135,266
Other Investment Companies	11,064,230	—	—	11,064,230
Total Investments in Securities	$72,526,554	$441,776,005	—	$514,302,559

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2022, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at September 30, 2022, was as follows:
Country	% of Long-Term Investments
Australia	9.3
Brazil	2.6
Canada	2.6
Cayman Islands	1.1
China	0.8
Denmark	4.6
Finland	2.8
France	9.7
Germany	0.1
Ireland	3.2
Israel	0.6
Italy	2.8
Country	% of Long-Term Investments
Japan	25.0
Luxembourg	0.7
Netherlands	1.7
Norway	1.3
South Korea	0.5
Spain	3.4
Sweden	4.9
Switzerland	2.2
Taiwan	2.1
United Kingdom	18.0
100.0

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$16,877,447	$4,135,266	$13,546,157	$17,681,423
The following table summarizes the securities received as collateral for securities lending at September 30, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.500%	10/20/22-02/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.